FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Instruments by Groups
Classification of financial instruments by groups:

	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	U.S. dollars in thousands

As of December 31, 2020:
Trade and other payable	-	1,494	1,494
Warrants to purchase ordinary shares (Level 1) (1)	239	-	239
Warrants to purchase ordinary shares (Level 3) (2)	1,193	-	1,193
Lease liabilities		432	432
	1,432	1,926	3,358

As of December 31, 2019:
Trade and other payable	-	1,704	1,704
Warrants to purchase ordinary shares (Level 1) (1)	266	-	266
Warrants to purchase ordinary shares (Level 3) (2)	2,178	-	2,178
Lease liabilities	-	299	299
	2,444	2,003	4,447

(1) Tradable warrants presented above are valuated based on the market price (a Level 1 valuation).
(2) Warrants to purchase ordinary shares issued in December 2019 and February 2020 are valuated based on the Monte-Carlo pricing model (a Level 3 valuation).

Schedule of Assumptions
The main assumptions used are as follows:

	December 31	December 31
	2020	2019
Price per share	$1.08	$1.84-$2.07
Volatility	66%	62%-63%
Expected term	2	3
Risk free interest rate	0.1%-0.13%	1.63%-1.71%
Expected dividend	0%	0%